CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 101,209	$ 146,406	$ 200,832
Fair value adjustments to hedging financial instruments	9,974	9,702	27,154
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	1,555	0	(1,348)
Fair value adjustments to available-for-sale securities	(23,528)	(93,406)	981
Unrealized loss from available-for-sale securities reclassified to Consolidated Statement of Operations	2,106	0	20,552
Fair value adjustments to hedging financial instruments in associated companies	1,182	1,150	158
Other items of comprehensive (loss)/income	60	(38)	(136)
Other comprehensive (loss)/income, net of tax	(8,651)	(82,592)	47,361
Comprehensive income	$ 92,558	$ 63,814	$ 248,193